Schedule 1 - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Schedule 1 - Valuation and Qualifying Accounts

Schedule 1 - Valuation and Qualifying Accounts

Valuation allowances on deferred tax assets

	Balance at beginning of year	Valuation allowance reversed	Valuation allowance raised	Arising on acquisition/ disposal of subsidiaries	Charged to unredeemed capital expenditure/ tax losses	Foreign currency translation adjustment	Balance at end of year
Fiscal Year Ended December 31, 2015
Valuation allowance	435.5	—	112.6	—	58.3	(100.7)	505.7
Fiscal Year Ended December 31, 2014
Valuation allowance	330.2	—	38.3	—	108.1	(41.1)	435.5
Fiscal Year Ended December 31, 2013
Valuation allowance	324.4	—	1.1	(5.4)	60.2	(50.1)	330.2